Shares And Stockholders' Equity (Schedule of Reclassifications Out Of AOCI) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total realized gain (loss)					$ 840	$ (867)	$ (513)
Net investment income					5,515	6,111	5,510
Interest and debt expense					(283)	(270)	(284)
Commissions and other expenses					(5,125)	(5,219)	(5,064)
Income (loss) from continuing operations before taxes					1,725	4,643	423
Income tax benefit (expense)					(367)	(865)	76
Net income (loss)	$ 812	$ (1,775)	$ 840	$ 1,482	1,358	3,778	499
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on AFS Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total realized gain (loss)					(15)	626	(53)
Income (loss) from continuing operations before taxes					(15)	626	(21)
Income tax benefit (expense)					3	(131)	4
Net income (loss)					(12)	495	(17)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on AFS Securities | Associated amortization of DAC, VOBA, DSI and DFEL [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total realized gain (loss)							32
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Nonoperating income expense					92	26	48
Income (loss) from continuing operations before taxes					92	26	47
Income tax benefit (expense)					(19)	(5)	(10)
Net income (loss)					73	21	37
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member] | Interest Rate Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net investment income					2	3	2
Interest and debt expense					(11)	(23)	(16)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member] | Foreign currency contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total realized gain (loss)					39	(2)	6
Net investment income					$ 62	$ 48	56
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member] | Associated amortization of DAC, VOBA, DSI and DFEL [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Commissions and other expenses							$ (1)